UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05983

The New Germany Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2014 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN GERMANY – 84.6%
	COMMON STOCKS – 82.0%
	AEROSPACE & DEFENSE – 0.6%
21,467	MTU Aero Engines Holding	$1,995,715
	AUTO COMPONENTS – 2.1%
50,112	Leoni	3,658,073
209,967	SAF-Holland*	3,268,271
		6,926,344
	CHEMICALS – 5.7%
103,512	Evonik Industries*	4,034,139
179,559	Symrise	8,972,546
50,326	Wacker Chemie	6,146,868
		19,153,553
	COMMERCIAL SERVICES & SUPPLIES – 2.1%
55,726	Bilfinger Berger	7,072,144
	CONSTRUCTION & ENGINEERING – 1.0%
38,518	Hochtief†	3,498,081
	DIVERSIFIED TELECOMMUNICATION SERVICES – 1.1%
451,460	Telefonica Deutschland Holding	3,599,801
	ELECTRICAL EQUIPMENT – 5.6%
505,392	Nordex*	8,162,754
161,348	OSRAM Licht Group*	10,465,076
		18,627,830
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 2.0%
23,220	Isra Vision	1,679,013
285,869	Jenoptik	5,188,401
		6,867,414
	FOOD & STAPLES RETAILING – 2.3%
192,455	Metro	7,857,209
	HEALTH CARE PROVIDERS & SERVICES – 2.3%
236,837	Rhoen Klinikum	7,588,453
	HEALTH CARE TECHNOLOGY – 0.2%
20,282	CompuGroup Medical	508,701
Shares	Description	Value(a)
	HOTELS, RESTAURANTS & LEISURE – 2.5%
504,931	TUI†	$8,419,729
	INDUSTRIAL CONGLOMERATES – 2.9%
138,087	Rheinmetall	9,714,697
	INSURANCE – 4.1%
90,791	Hannover Rueck	8,123,981
157,801	Talanx	5,678,026
		13,802,007
	INTERNET SOFTWARE & SERVICES – 4.5%
178,319	United Internet	8,376,096
47,383	XING	6,817,165
		15,193,261
	IT SERVICES – 3.4%
46,102	Bechtle	3,972,729
177,235	Wirecard	7,356,736
		11,329,465
	LIFE SCIENCES TOOLS & SERVICES – 1.0%
36,867	MorphoSys*	3,419,272
	MACHINERY – 9.1%
167,718	Deutz	1,413,836
89,773	DMG MORI SEIKI	2,750,829
32,513	Duerr	2,509,145
276,915	GEA Group	12,662,037
64,301	Krones	6,142,668
464,528	M.A.X Automation†	3,149,617
31,766	NORMA Group	1,683,872
		30,312,004
	MEDIA – 5.9%
62,389	Axel Springer	3,994,121
252,328	ProSiebenSat.1 Media	11,551,698
478,646	Sky Deutschland*	4,129,234
		19,675,053
	METALS & MINING – 2.1%
80,035	Aurubis†	4,348,429
70,572	Salzgitter	2,790,254
		7,138,683
	PHARMACEUTICALS – 1.3%
98,310	Stada Arzneimittel	4,208,718

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2014 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN GERMANY – 84.6% (continued)
	REAL ESTATE MANAGEMENT & DEVELOPMENT – 4.1%
183,650	Deutsche Annington Immobilien*	$5,241,454
129,828	LEG Immobilien	8,518,189
		13,759,643
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.5%
103,342	Dialog Semiconductor*	2,553,512
721,674	Kontron	4,943,853
17,280	SMA Solar Technology†	916,822
		8,414,187
	SOFTWARE – 0.7%
30,027	Nemetschek	2,482,813
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 2.6%
119,042	Wincor Nixdorf†	8,555,300
	TEXTILES, APPAREL & LUXURY GOODS – 2.1%
141,182	Gerry Weber International†	6,982,863
	THRIFTS & MORTGAGE FINANCE – 2.0%
151,234	Aareal Bank*	6,653,667
	TRADING COMPANIES & DISTRIBUTORS – 3.7%
55,238	Brenntag	10,250,028
147,465	Kloeckner*	2,175,486
		12,425,514
	TRANSPORTATION INFRASTRUCTURE – 0.4%
15,857	Fraport	1,184,844
	WIRELESS TELECOMMUNICATION SERVICES – 2.1%
204,095	Freenet	7,139,869
	Total Common Stocks (cost $188,464,563)	274,506,834
Shares	Description	Value(a)
	PREFERRED STOCKS – 2.6%
	CONSTRUCTION MATERIALS – 1.0%
15,282	Sto (cost $2,584,806)	$3,155,860
	HEALTH CARE EQUIPMENT & SUPPLIES – 1.1%
30,665	Draegerwerk† (cost $3,559,931)	3,767,851
	MACHINERY – 0.5%
23,542	Jungheinrich (cost $671,727)	1,784,053
	Total Preferred Stocks (cost $6,816,464)	8,707,764
	Total Investments in Germany (cost $195,281,027)	283,214,598
INVESTMENTS IN LUXEMBOURG – 2.9%
	MEDIA – 2.9%
85,513	RTL Group	9,739,928
	Total Investments in Luxembourg (cost $6,158,507)	9,739,928
INVESTMENTS IN NETHERLANDS – 11.5%
	AEROSPACE & DEFENSE – 9.2%
432,113	Airbus Group NV	30,959,781
	LIFE SCIENCES TOOLS & SERVICES – 2.3%
362,835	QIAGEN*	7,605,349
	Total Investments in Netherlands (cost $16,512,611)	38,565,130
INVESTMENTS IN SWITZERLAND – 1.0%
	CLOSED-END FUNDS – 1.0%
	HEALTH CARE – 1.0%
18,312	BB Biotech*†	3,218,822
	Total Investments in Switzerland (cost $3,567,550)	3,218,822
	Total Investments in Common and Preferred Stocks and Closed-End Funds – 100.0% (cost $221,519,695)	334,738,478

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2014 (unaudited) (continued)

Shares	Description	Value(a)
SECURITIES LENDING COLLATERAL – 5.1%
17,155,444	Daily Assets Fund Institutional, 0.07% (cost $17,155,444)(b)(c)	$17,155,444
CASH EQUIVALENTS – 0.2%
383,428	Central Cash Management Fund, 0.05% (cost $383,428)(c)	383,428
	Total Investments – 105.3% (cost $239,058,567)**	352,277,350
	Other Assets and Liabilities, Net – (5.3%)	(17,421,670)
	NET ASSETS — 100.0%	$334,855,680

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*  Non-income producing security.
**  The cost for federal income tax purposes was $239,847,055. At March 31, 2014, net unrealized appreciation for all securities based on tax cost was $112,430,295. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $114,254,158 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,823,863.
†  All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2014 amounted to $16,345,910, which is 4.9% of net assets.
(a)  Value stated in U.S. dollars.
(b)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2014 (unaudited) (continued)

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments(1)
Germany	$283,214,598	$—	$—	$283,214,598
Netherlands	38,565,130	—	—	38,565,130
Luxembourg	9,739,928	—	—	9,739,928
Switzerland	3,218,822	—	—	3,218,822
Short-Term Instruments(1)	17,538,872	—	—	17,538,872
Total	$352,277,350	$—	$—	$352,277,350

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.

(1) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The New Germany Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2014